Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 13,005,867	$ 11,128,340
Property and equipment	17,955,431	2,414,550
Asset retirement obligation	704,613	664,855
Contingent consideration	5,980,895	6,065,049
Business Combination transaction expenses	1,753,919
Investment in partnership	5,381,564
Total deferred tax assets	44,782,289	20,272,794
Valuation allowance	(44,489,087)	(20,272,794)
Net deferred tax asset	293,202
Deferred tax liabilities:
Accounts receivable	293,202
Other
Total deferred tax liabilities	293,202
Net deferred tax assets (liabilities)